UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Swan Defined Risk Fund

Class A (SDRAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.swanglobalinvestments.com/fund_documents/. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Overview: Markets calmed down considerably in the second half of 2025, once the dust settled from the “tariff tantrum” in early April. The markets returned to its favored narrative, the idea that A.I. will revolutionize the economy and the vast sums of capital expenditures today will be justified by untold profits in the future. The S&P 500 was back to setting record highs, up 11.0% during the period 7/1/25 to 12/31/25 and up 17.9% for the entire year.

Over the six months ended 12/31/25 the Fund's Class A shares had a return of 7.5%. Relative to the S&P 500’s 11.0%, this translates to a capture ratio of almost 70%, at the higher end of expectations for the Fund.

Core Equity: the core equity ETFs had a return of 10.0% during the second half of 2025, tracking the gains of the US large cap market.

Hedge: the Fund’s put options declined in value by 2.4% during the second half of the year. These put options went “in-the-money” when the markets sold off during the first four months of the year and helped mitigate the losses of the overall Fund. However, with the market rallying to all-time highs these options declined in value. The Fund re-hedged half of its put option portfolio near the end of the third quarter and subsequently re-hedged the second half of its put options at the end of the year. The Fund entered 2026 with its two-year put options averaging a strike price on the S&P 500 of about 7300.

Additional Trades: a decline in overall market volatility is usually beneficial for the shorter-term, premium collection trades. In the back half of 2025, these trades generated 77 basis points of positive return.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Swan Defined Risk Fund	Swan Defined Risk Fund - with load	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Dec-2015	$10,000	$9,453	$10,000	$10,000	$10,000
Dec-2016	$10,690	$10,106	$10,831	$10,265	$11,196
Dec-2017	$11,753	$11,111	$12,370	$10,628	$13,640
Dec-2018	$10,688	$10,104	$12,079	$10,629	$13,042
Dec-2019	$12,017	$11,360	$14,758	$11,556	$17,149
Dec-2020	$12,616	$11,926	$16,932	$12,423	$20,304
Dec-2021	$14,771	$13,963	$19,617	$12,232	$26,132
Dec-2022	$12,864	$12,161	$16,520	$10,641	$21,399
Dec-2023	$14,416	$13,628	$19,439	$11,229	$27,025
Dec-2024	$16,024	$15,148	$22,363	$11,369	$33,786
Dec-2025	$17,693	$16,726	$25,428	$12,199	$39,827

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Swan Defined Risk Fund
Without Load	7.54%	10.42%	7.00%	5.87%
With Load	1.65%	4.34%	5.79%	5.28%
S&P 500® Index	11.00%	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	2.01%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	7.81%	13.70%	8.47%	9.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-896-2590.

Fund Statistics

Net Assets	$631,918,029
Number of Portfolio Holdings	18
Advisory Fee	$3,248,395
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.3%
Money Market Funds	0.6%
Purchased Options	10.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.6%
Index Option	9.1%
Equity	89.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	60.7%
Technology Select Sector SPDR Fund	9.9%
S&P 500 Index, 12/17/27 7250.0 Put	4.6%
S&P 500 Index, 12/17/27 7350.0 Put	4.5%
Financial Select Sector SPDR Fund	3.8%
Consumer Discretionary Select Sector SPDR Fund	3.0%
Health Care Select Sector SPDR Fund	2.8%
Communication Services Select Sector SPDR Fund	2.8%
Industrial Select Sector SPDR Fund	2.4%
Consumer Staples Select Sector SPDR Fund	1.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Swan Defined Risk Fund - Class A (SDRAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.swanglobalinvestments.com/fund_documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-SDRAX

Swan Defined Risk Fund

Class C (SDRCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.swanglobalinvestments.com/fund_documents/. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Overview: Markets calmed down considerably in the second half of 2025, once the dust settled from the “tariff tantrum” in early April. The markets returned to its favored narrative, the idea that A.I. will revolutionize the economy and the vast sums of capital expenditures today will be justified by untold profits in the future. The S&P 500 was back to setting record highs, up 11.0% during the period 7/1/25 to 12/31/25 and up 17.9% for the entire year.

Over the six months ended 12/31/25 the Fund's Class C shares had a return of 7.1%. Relative to the S&P 500’s 11.0%, this translates to a capture ratio of almost 65%, at the higher end of expectations for the Fund.

Core Equity: the core equity ETFs had a return of 10.0% during the second half of 2025, tracking the gains of the US large cap market.

Hedge: the Fund’s put options declined in value by 2.4% during the second half of the year. These put options went “in-the-money” when the markets sold off during the first four months of the year and helped mitigate the losses of the overall Fund. However, with the market rallying to all-time highs these options declined in value. The Fund re-hedged half of its put option portfolio near the end of the third quarter and subsequently re-hedged the second half of its put options at the end of the year. The Fund entered 2026 with its two-year put options averaging a strike price on the S&P 500 of about 7300.

Additional Trades: a decline in overall market volatility is usually beneficial for the shorter-term, premium collection trades. In the back half of 2025, these trades generated 77 basis points of positive return.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Swan Defined Risk Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Dec-2015	$10,000	$10,000	$10,000	$10,000
Dec-2016	$10,607	$11,196	$10,265	$10,831
Dec-2017	$11,575	$13,640	$10,628	$12,370
Dec-2018	$10,444	$13,042	$10,629	$12,079
Dec-2019	$11,663	$17,149	$11,556	$14,758
Dec-2020	$12,143	$20,304	$12,423	$16,932
Dec-2021	$14,117	$26,132	$12,232	$19,617
Dec-2022	$12,197	$21,399	$10,641	$16,520
Dec-2023	$13,570	$27,025	$11,229	$19,439
Dec-2024	$14,976	$33,786	$11,369	$22,363
Dec-2025	$16,413	$39,827	$12,199	$25,428

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Swan Defined Risk Fund	7.11%	9.59%	6.21%	5.08%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	7.81%	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	2.01%
S&P 500® Index	11.00%	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-896-2590.

Fund Statistics

Net Assets	$631,918,029
Number of Portfolio Holdings	18
Advisory Fee	$3,248,395
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.3%
Money Market Funds	0.6%
Purchased Options	10.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.6%
Index Option	9.1%
Equity	89.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	60.7%
Technology Select Sector SPDR Fund	9.9%
S&P 500 Index, 12/17/27 7250.0 Put	4.6%
S&P 500 Index, 12/17/27 7350.0 Put	4.5%
Financial Select Sector SPDR Fund	3.8%
Consumer Discretionary Select Sector SPDR Fund	3.0%
Health Care Select Sector SPDR Fund	2.8%
Communication Services Select Sector SPDR Fund	2.8%
Industrial Select Sector SPDR Fund	2.4%
Consumer Staples Select Sector SPDR Fund	1.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Swan Defined Risk Fund - Class C (SDRCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.swanglobalinvestments.com/fund_documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-SDRCX

Swan Defined Risk Fund

Class I (SDRIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.swanglobalinvestments.com/fund_documents/. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Overview: Markets calmed down considerably in the second half of 2025, once the dust settled from the “tariff tantrum” in early April. The markets returned to its favored narrative, the idea that A.I. will revolutionize the economy and the vast sums of capital expenditures today will be justified by untold profits in the future. The S&P 500 was back to setting record highs, up 11.0% during the period 7/1/25 to 12/31/25 and up 17.9% for the entire year.

Over the six months ended 12/31/25 the Fund's Class I shares had a return of 7.7%. Relative to the S&P 500’s 11.0%, this translates to a capture ratio of almost 70%, at the higher end of expectations for the Fund.

Core Equity: the core equity ETFs had a return of 10.0% during the second half of 2025, tracking the gains of the US large cap market.

Hedge: the Fund’s put options declined in value by 2.4% during the second half of the year. These put options went “in-the-money” when the markets sold off during the first four months of the year and helped mitigate the losses of the overall Fund. However, with the market rallying to all-time highs these options declined in value. The Fund re-hedged half of its put option portfolio near the end of the third quarter and subsequently re-hedged the second half of its put options at the end of the year. The Fund entered 2026 with its two-year put options averaging a strike price on the S&P 500 of about 7300.

Additional Trades: a decline in overall market volatility is usually beneficial for the shorter-term, premium collection trades. In the back half of 2025, these trades generated 77 basis points of positive return.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Swan Defined Risk Fund	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Dec-2015	$100,000	$100,000	$100,000	$100,000
Dec-2016	$107,085	$108,306	$102,647	$111,960
Dec-2017	$118,060	$123,696	$106,283	$136,403
Dec-2018	$107,620	$120,793	$106,295	$130,422
Dec-2019	$121,341	$147,584	$115,560	$171,487
Dec-2020	$127,707	$169,322	$124,235	$203,039
Dec-2021	$149,937	$196,170	$122,320	$261,322
Dec-2022	$130,683	$165,202	$106,405	$213,995
Dec-2023	$146,829	$194,392	$112,288	$270,249
Dec-2024	$163,666	$223,635	$113,692	$337,864
Dec-2025	$181,230	$254,276	$121,993	$398,274

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Swan Defined Risk Fund	7.66%	10.73%	7.25%	6.13%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	7.81%	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	2.01%
S&P 500® Index	11.00%	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-896-2590.

Fund Statistics

Net Assets	$631,918,029
Number of Portfolio Holdings	18
Advisory Fee	$3,248,395
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.3%
Money Market Funds	0.6%
Purchased Options	10.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.6%
Index Option	9.1%
Equity	89.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	60.7%
Technology Select Sector SPDR Fund	9.9%
S&P 500 Index, 12/17/27 7250.0 Put	4.6%
S&P 500 Index, 12/17/27 7350.0 Put	4.5%
Financial Select Sector SPDR Fund	3.8%
Consumer Discretionary Select Sector SPDR Fund	3.0%
Health Care Select Sector SPDR Fund	2.8%
Communication Services Select Sector SPDR Fund	2.8%
Industrial Select Sector SPDR Fund	2.4%
Consumer Staples Select Sector SPDR Fund	1.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Swan Defined Risk Fund - Class I (SDRIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.swanglobalinvestments.com/fund_documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-SDRIX

Swan Defined Risk Growth Fund

Class A (SDAAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.swanglobalinvestments.com/fund_documents/. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Overview: The Fund is a variant of Swan Global Investment’s philosophy of “Always Invested, Always Hedged.” However, the Fund was designed for those investors who wish to tilt the balance to the “invested” portion rather than the “hedged” side. While the Fund still invests in put options to hedge the portfolio, the amount of capital dedicated to the hedge is less due to the fact the Fund utilizes put options that are slightly out-of-the-money.

In the second half of 2025, the Fund's Class A shares had a return of 9.9%, capturing over 90% of the S&P 500’s return of 11.0%. This exceeded the usual expectations for the Fund.

Core Equity: the Fund benefitted as the S&P 500 went on to set record highs in the back half of 2025. The core equity portion of the Fund posted gains of 12.1% in the last six months of 2025, outperforming the S&P 500. The Fund was aided by having less of a drag from the put option hedges as well as the long call-spread positions, which augment equity exposure in up markets.

Hedge: the Fund “tilts” towards growth by purchasing its put options slightly out-of-the-money. In 2025, the Fund started the year owning put options with a strike price of 5750. These put options went “in-the-money” during the tariff-related sell-off in early April and helped mitigate downside losses. However, when markets rallied the put options reversed and lost value. For the back half of 2025, the hedge portion of the Fund had a -2.4% return. The Fund rehedged its portfolio late in the year and entered 2026 with put options set to an average strike price of around 6980.

Additional Trades: the premium collection trades are intended to offset a portion of the put option’s decline in value during flat or rising markets. These trades tend to do better during less volatile environments. With the VIX settling into a range in the low-teens after April’s turmoil, this portion of the Fund was able to generate positive returns of 1.1% during the second half of 2025.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Growth Fund	Swan Defined Risk Growth Fund - with load	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
12/27/18	$10,000	$9,452	$10,000	$10,000	$10,000
12/31/18	$9,970	$9,423	$10,057	$10,029	$10,075
12/31/19	$12,259	$11,587	$12,287	$10,903	$13,248
12/31/20	$13,684	$12,933	$14,097	$11,722	$15,685
12/31/21	$16,788	$15,868	$16,332	$11,541	$20,188
12/31/22	$13,745	$12,991	$13,754	$10,039	$16,531
12/31/23	$15,943	$15,069	$16,184	$10,594	$20,877
12/31/24	$18,463	$17,451	$18,619	$10,727	$26,101
12/31/25	$21,034	$19,881	$21,170	$11,510	$30,767

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 27, 2018)
Swan Defined Risk Growth Fund	9.92%	13.92%	8.98%	11.19%
With Load	3.85%	7.64%	7.75%	10.30%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index	7.81%	13.70%	8.47%	11.29%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	2.03%
S&P 500 Index TR	11.00%	17.88%	14.42%	17.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-896-2590.

Fund Statistics

Net Assets	$51,567,217
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$236,897
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.2%
Money Market Funds	2.2%
Purchased Options	11.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	2.2%
Index Option	10.0%
Equity	89.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	89.0%
S&P 500 Index, 12/17/27 7050.0 Put	4.2%
S&P 500 Index, 12/17/27 7500.0 Call	3.6%
S&P 500 Index, 12/17/27 6900.0 Put	3.3%
First American Government Obligations Fund, Class X	1.7%
S&P 500 Index, 02/20/26 6500.0 Put	0.6%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.5%
S&P 500 Index, 02/20/26 6300.0 Put	0.3%
S&P 500 Index, 02/20/26 6400.0 Put	-0.9%
S&P 500 Index, 12/17/27 8500.0 Call	-1.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Swan Defined Risk Growth Fund - Class A (SDAAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.swanglobalinvestments.com/fund_documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-SDAAX

Swan Defined Risk Growth Fund

Class C (SDACX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.swanglobalinvestments.com/fund_documents/. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	2.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Overview: The Fund is a variant of Swan Global Investment’s philosophy of “Always Invested, Always Hedged.” However, the Fund was designed for those investors who wish to tilt the balance to the “invested” portion rather than the “hedged” side. While the Fund still invests in put options to hedge the portfolio, the amount of capital dedicated to the hedge is less due to the fact the Fund utilizes put options that are slightly out-of-the-money.

In the second half of 2025, the Fund's Class C shares had a return of 9.45%, capturing 86% of the S&P 500’s return of 11.0%. This exceeded the usual expectations for the Fund.

Core Equity: the Fund benefitted as the S&P 500 went on to set record highs in the back half of 2025. The core equity portion of the Fund posted gains of 12.1% in the last six months of 2025, outperforming the S&P 500. The Fund was aided by having less of a drag from the put option hedges as well as the long call-spread positions, which augment equity exposure in up markets.

Hedge: the Fund “tilts” towards growth by purchasing its put options slightly out-of-the-money. In 2025, the Fund started the year owning put options with a strike price of 5750. These put options went “in-the-money” during the tariff-related sell-off in early April and helped mitigate downside losses. However, when markets rallied the put options reversed and lost value. For the back half of 2025, the hedge portion of the Fund had a -2.4% return. The Fund rehedged its portfolio late in the year and entered 2026 with put options set to an average strike price of around 6980.

Additional Trades: the premium collection trades are intended to offset a portion of the put option’s decline in value during flat or rising markets. These trades tend to do better during less volatile environments. With the VIX settling into a range in the low-teens after April’s turmoil, this portion of the Fund was able to generate positive returns of 1.1% during the second half of 2025.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Defined Risk Growth Fund	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Dec-2018	$10,000	$10,000	$10,000	$10,000
Dec-2018	$9,970	$10,057	$10,029	$10,075
Dec-2019	$12,276	$12,287	$10,903	$13,248
Dec-2020	$13,619	$14,097	$11,722	$15,685
Dec-2021	$16,582	$16,332	$11,541	$20,188
Dec-2022	$13,476	$13,754	$10,039	$16,531
Dec-2023	$15,511	$16,184	$10,594	$20,877
Dec-2024	$17,828	$18,619	$10,727	$26,101
Dec-2025	$20,152	$21,170	$11,510	$30,767

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 27, 2018)
Swan Defined Risk Growth Fund	9.45%	13.03%	8.15%	10.51%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index	7.81%	13.70%	8.47%	11.29%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	2.03%
S&P 500 Index TR	11.00%	17.88%	14.42%	17.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-896-2590.

Fund Statistics

Net Assets	$51,567,217
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$236,897
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.2%
Money Market Funds	2.2%
Purchased Options	11.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	2.2%
Index Option	10.0%
Equity	89.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	89.0%
S&P 500 Index, 12/17/27 7050.0 Put	4.2%
S&P 500 Index, 12/17/27 7500.0 Call	3.6%
S&P 500 Index, 12/17/27 6900.0 Put	3.3%
First American Government Obligations Fund, Class X	1.7%
S&P 500 Index, 02/20/26 6500.0 Put	0.6%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.5%
S&P 500 Index, 02/20/26 6300.0 Put	0.3%
S&P 500 Index, 02/20/26 6400.0 Put	-0.9%
S&P 500 Index, 12/17/27 8500.0 Call	-1.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Swan Defined Risk Growth Fund - Class C (SDACX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.swanglobalinvestments.com/fund_documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-SDACX

Swan Defined Risk Growth Fund

Class I (SDAIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funds.swanglobalinvestments.com/fund_documents/. You can also request this information by contacting us at 1-877-896-2590.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Overview: The Fund is a variant of Swan Global Investment’s philosophy of “Always Invested, Always Hedged.” However, the Fund was designed for those investors who wish to tilt the balance to the “invested” portion rather than the “hedged” side. While the Fund still invests in put options to hedge the portfolio, the amount of capital dedicated to the hedge is less due to the fact the Fund utilizes put options that are slightly out-of-the-money.

In the second half of 2025, the Fund's Class I shares had a return of 10.0%, capturing over 90% of the S&P 500’s return of 11.0%. This exceeded the usual expectations for the Fund.

Core Equity: the Fund benefitted as the S&P 500 went on to set record highs in the back half of 2025. The core equity portion of the Fund posted gains of 12.1% in the last six months of 2025, outperforming the S&P 500. The Fund was aided by having less of a drag from the put option hedges as well as the long call-spread positions, which augment equity exposure in up markets.

Hedge: the Fund “tilts” towards growth by purchasing its put options slightly out-of-the-money. In 2025, the Fund started the year owning put options with a strike price of 5750. These put options went “in-the-money” during the tariff-related sell-off in early April and helped mitigate downside losses. However, when markets rallied the put options reversed and lost value. For the back half of 2025, the hedge portion of the Fund had a -2.4% return. The Fund rehedged its portfolio late in the year and entered 2026 with put options set to an average strike price of around 6980.

Additional Trades: the premium collection trades are intended to offset a portion of the put option’s decline in value during flat or rising markets. These trades tend to do better during less volatile environments. With the VIX settling into a range in the low-teens after April’s turmoil, this portion of the Fund was able to generate positive returns of 1.1% during the second half of 2025.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	Swan Defined Risk Growth Fund	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Dec-2018	$100,000	$100,000	$100,000	$100,000
Dec-2018	$99,700	$100,568	$100,289	$100,754
Dec-2019	$122,757	$122,872	$109,031	$132,477
Dec-2020	$137,334	$140,970	$117,215	$156,851
Dec-2021	$168,830	$163,324	$115,408	$201,876
Dec-2022	$138,663	$137,541	$100,393	$165,315
Dec-2023	$161,182	$161,843	$105,944	$208,772
Dec-2024	$187,146	$186,190	$107,268	$261,006
Dec-2025	$213,612	$211,700	$115,100	$307,674

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 27, 2018)
Swan Defined Risk Growth Fund	10.03%	14.14%	9.24%	11.43%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index	7.81%	13.70%	8.47%	11.29%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	2.03%
S&P 500 Index TR	11.00%	17.88%	14.42%	17.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-896-2590.

Fund Statistics

Net Assets	$51,567,217
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$236,897
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.2%
Money Market Funds	2.2%
Purchased Options	11.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	2.2%
Index Option	10.0%
Equity	89.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	89.0%
S&P 500 Index, 12/17/27 7050.0 Put	4.2%
S&P 500 Index, 12/17/27 7500.0 Call	3.6%
S&P 500 Index, 12/17/27 6900.0 Put	3.3%
First American Government Obligations Fund, Class X	1.7%
S&P 500 Index, 02/20/26 6500.0 Put	0.6%
Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class	0.5%
S&P 500 Index, 02/20/26 6300.0 Put	0.3%
S&P 500 Index, 02/20/26 6400.0 Put	-0.9%
S&P 500 Index, 12/17/27 8500.0 Call	-1.1%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Swan Defined Risk Growth Fund - Class I (SDAIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.swanglobalinvestments.com/fund_documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-SDAIX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Swan Defined Risk Fund
Class A – SDRAX
Class C – SDRCX
Class I – SDRIX

Swan Defined Risk Growth Fund
Class A – SDAAX
Class C – SDACX
Class I – SDAIX

Semi-Annual Financial Statements
and Additional Information
December 31, 2025

1-877-896-2590
www.swandefinedriskfunds.com

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 89.1%
	EQUITY - 89.1%
149,574	Communication Services Select Sector SPDR Fund(a)				$17,607,851
156,924	Consumer Discretionary Select Sector SPDR Fund(a)				18,738,295
111,549	Consumer Staples Select Sector SPDR Fund(a)				8,665,126
115,832	Energy Select Sector SPDR Fund				5,178,849
440,480	Financial Select Sector SPDR Fund(a)				24,125,090
114,442	Health Care Select Sector SPDR Fund(a)				17,715,622
96,578	Industrial Select Sector SPDR Fund(a)				14,981,179
560,000	iShares Core S&P 500 ETF(a)				383,566,400
70,422	Materials Select Sector SPDR Fund				3,193,638
80,407	Real Estate Select Sector SPDR Fund(a)				3,244,422
433,006	Technology Select Sector SPDR Fund(a)				62,339,874
95,688	Utilities Select Sector SPDR Fund				4,084,921
	TOTAL EXCHANGE-TRADED FUNDS (Cost $204,658,925)				563,441,267

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
3,581,382	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 3.48% (Cost $3,581,382)(b)				3,581,382

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 10.0%
	PUT OPTIONS PURCHASED - 10.0%
869	S&P 500 Index	02/20/2026	$6,300	$594,873,950	$2,300,751
869	S&P 500 Index	02/20/2026	6,500	594,873,950	3,821,783
433	S&P 500 Index	12/17/2027	7,250	296,410,150	29,006,210
400	S&P 500 Index	12/17/2027	7,350	273,820,000	28,292,006
	TOTAL PUT OPTIONS PURCHASED (Cost - $62,196,924)				63,420,750

	TOTAL INVESTMENTS - 99.7% (Cost $270,437,231)				$630,443,399
	PUT OPTIONS WRITTEN - (0.9)% (Premiums received - $5,711,044)				(5,893,177)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%				7,367,807
	NET ASSETS - 100.0%				$631,918,029

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.9)%
	PUT OPTIONS WRITTEN - (0.9)%
1,738	S&P 500 Index	02/20/2026	$6,400	$1,189,747,900	$5,893,177
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $5,711,044)

ETF	- Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2025, the total value of securities held as collateral is $425,722,951.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 89.0%
	EQUITY - 89.0%
67,000	iShares Core S&P 500 ETF (a)				$45,890,980
	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,480,480)

	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
906,189	First American Government Obligations Fund, Class X, 3.67%(b)				906,189
242,518	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 3.48%(b)				242,518
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,148,707)				1,148,707

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED – 12.0%
	CALL OPTIONS PURCHASED - 3.6%
35	S&P 500 Index	12/17/2027	$7,500	$23,959,250	$1,833,003
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,643,980)

	PUT OPTIONS PURCHASED - 8.4%
68	S&P 500 Index	02/20/2026	6,300	46,549,400	180,036
68	S&P 500 Index	02/20/2026	6,500	46,549,400	299,058
31	S&P 500 Index	12/17/2027	6,900	21,221,050	1,700,195
36	S&P 500 Index	12/17/2027	7,050	24,643,800	2,148,586
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,255,196)				4,327,875

	TOTAL INDEX OPTIONS PURCHASED (Cost - $5,899,176)				6,160,878

	TOTAL INVESTMENTS - 103.2% (Cost $29,528,363)				$53,200,565
	CALL OPTIONS WRITTEN - (1.1)% (Premiums received - $543,604)				(576,526)
	PUT OPTIONS WRITTEN - (0.9)% (Premiums received - $446,894)				(461,146)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%				(595,676)
	NET ASSETS - 100.0%				$51,567,217

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (2.0)%
	CALL OPTIONS WRITTEN - (1.1)%
35	S&P 500 Index	12/17/2027	$8,500	$23,959,250	$576,526
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $543,604)

	PUT OPTIONS WRITTEN - (0.9)%
136	S&P 500 Index	02/20/2026	6,400	93,098,800	461,146
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $446,894)

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $990,498)				$1,037,672

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2025, the total value of securities held as collateral is $33,562,060.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2025

		Swan Defined Risk
	Swan Defined Risk	Growth
	Fund	Fund
ASSETS
Investment securities:
Investments, at cost	$270,437,231	$29,528,363
Total investments at value	630,443,399	53,200,565
Receivable for securities sold	40,370,309	1,149,304
Receivable for Fund shares sold	396,706	—
Dividends and interest receivable	13,086	2,984
Prepaid expenses and other assets	27,517	12,070
TOTAL ASSETS	671,251,017	54,364,923

LIABILITIES
Options written, at value (Premiums received - $5,711,044 and $990,498, respectively)	5,893,177	1,037,672
Due to custodian	4,564,920	—
Investment advisory fees payable	546,017	40,975
Payable for investments purchased	27,729,206	1,666,157
Payable for Fund shares repurchased	305,239	134
Distribution (12b-1) fees payable	67,407	1,601
Payable to related parties	50,544	3,116
Accrued expenses and other liabilities	176,478	48,051
TOTAL LIABILITIES	39,332,988	2,797,706
NET ASSETS	$631,918,029	$51,567,217

NET ASSETS CONSIST OF:
Paid in capital	$259,321,423	$29,873,750
Accumulated earnings	372,596,606	21,693,467
NET ASSETS	$631,918,029	$51,567,217

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$131,266,273	$2,089,241
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,003,659	133,710
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$14.58	$15.63
Maximum offering price per share (maximum sales charge of 5.50%)	$15.43	$16.54

Class C Shares:
Net Assets	$45,391,149	$1,352,756
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,351,586	91,196
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$13.54	$14.83

Class I Shares:
Net Assets	$455,260,607	$48,125,220
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	30,820,914	3,025,807
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$14.77	$15.90

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2025

	Swan Defined Risk	Swan Defined Risk
	Fund	Growth Fund
INVESTMENT INCOME
Dividends	$3,950,162	$305,751
Interest	137,684	29,200
TOTAL INVESTMENT INCOME	4,087,846	334,951

EXPENSES
Investment advisory fees	3,248,395	256,449
Distribution (12b-1) fees:
Class A	165,278	2,549
Class C	251,211	6,761
Administration fees	215,109	28,030
Third party administrative service fees	201,753	10,103
Accounting services fees	65,794	3,792
Transfer agent fees	35,342	15,879
Custodian fees	30,287	6,288
Registration fees	30,218	15,109
Printing and postage expenses	20,192	3,781
Compliance officer fees	17,671	7,047
Audit fees	11,591	11,591
Trustees’ fees and expenses	10,081	9,075
Legal fees	10,068	7,562
Insurance expense	4,289	1,513
Other expenses	2,528	2,521
TOTAL EXPENSES	4,319,807	388,050

Less: Fees waived by the Advisor	—	(19,552)
TOTAL NET EXPENSES	4,319,807	368,498

NET INVESTMENT LOSS	(231,961)	(33,547)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	60,938,409	362,538
Options purchased	(76,757,398)	(2,853,513)
Options written	57,461,527	3,212,674
Net realized gain on investments, options purchased and options written	41,642,538	721,699
Net change in unrealized appreciation (depreciation) on:
Investments	(2,764,439)	4,169,003
Options purchased	22,903,523	891,950
Options written	(14,319,190)	(909,088)
Net change in unrealized appreciation on investments, options purchased and options written	5,819,894	4,151,865
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN	47,462,432	4,873,564

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,230,471	$4,840,017

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
FROM OPERATIONS
Net investment loss	$(231,961)	$(149,479)
Net realized gain on investments, options purchased and options written	41,642,538	48,901,894
Net change in unrealized appreciation on investments, options purchased and options written	5,819,894	1,077,832
Net increase in net assets resulting from operations	47,230,471	49,830,247

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(12,814,665)	(6,659,086)
Class C	(4,745,359)	(4,843,228)
Class I	(44,046,172)	(29,938,726)
Net decrease in net assets resulting from distributions to shareholders	(61,606,196)	(41,441,040)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,700,499	30,620,875
Class C	735,846	6,189,148
Class I	21,553,857	43,210,204
Net asset value of shares issued in reinvestment of distributions:
Class A	12,241,835	6,324,190
Class C	4,347,318	4,437,591
Class I	41,164,760	28,331,964
Payments for shares redeemed:
Class A	(12,547,651)	(18,530,683)
Class C	(11,888,185)	(42,712,074)
Class I	(60,051,592)	(136,123,052)
Net increase (decrease) in net assets from shares of beneficial interest	3,256,687	(78,251,837)

TOTAL DECREASE IN NET ASSETS	(11,119,038)	(69,862,630)

NET ASSETS
Beginning of Period	643,037,067	712,899,697
End of Period	$631,918,029	$643,037,067

SHARE ACTIVITY
Class A:
Shares Sold	490,509	2,078,651
Shares Reinvested	836,191	428,759
Shares Redeemed	(802,188)	(1,240,639)
Net increase in shares of beneficial interest outstanding	524,512	1,266,771

Class C:
Shares Sold	50,530	434,010
Shares Reinvested	319,656	319,251
Shares Redeemed	(811,502)	(3,055,170)
Net decrease in shares of beneficial interest outstanding	(441,316)	(2,301,909)

Class I:
Shares Sold	1,369,549	2,863,113
Shares Reinvested	2,775,777	1,904,030
Shares Redeemed	(3,818,887)	(9,058,168)
Net increase (decrease) in shares of beneficial interest outstanding	326,439	(4,291,025)

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
FROM OPERATIONS
Net investment income (loss)	$(33,547)	$19,994
Net realized gain (loss) on investments, options purchased and options written	721,699	(2,252,645)
Net change in unrealized appreciation on investments, options purchased and options written	4,151,865	4,525,001
Net increase in net assets resulting from operations	4,840,017	2,292,350

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	—	(37,045)
Class C	—	(28,349)
Class I	—	(669,735)
Net decrease in net assets resulting from distributions to shareholders	—	(735,129)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,387	127,394
Class C	6,852	68,640
Class I	4,711,104	33,325,286
Net asset value of shares issued in reinvestment of distributions:
Class A	—	36,596
Class C	—	25,367
Class I	—	664,774
Payments for shares redeemed:
Class A	(24,334)	(25,429)
Class C	(153,057)	(248,688)
Class I	(5,509,626)	(22,076,042)
Net increase (decrease) in net assets from shares of beneficial interest	(964,674)	11,897,898

TOTAL INCREASE IN NET ASSETS	3,875,343	13,455,119

NET ASSETS
Beginning of Period	47,691,874	34,236,755
End of Period	$51,567,217	$47,691,874

SHARE ACTIVITY
Class A:
Shares Sold	292	9,533
Shares Reinvested	—	2,634
Shares Redeemed	(1,591)	(1,785)
Net increase (decrease) in shares of beneficial interest outstanding	(1,299)	10,382

Class C:
Shares Sold	471	5,203
Shares Reinvested	—	1,907
Shares Redeemed	(10,941)	(19,356)
Net decrease in shares of beneficial interest outstanding	(10,470)	(12,246)

Class I:
Shares Sold	314,130	2,385,002
Shares Reinvested	—	47,114
Shares Redeemed	(360,132)	(1,666,833)
Net increase (decrease) in shares of beneficial interest outstanding	(46,002)	765,283

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	For the
	Six Months Ended		For the		For the		For the		For the		For the
	December 31, 2025		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year/period	$15.00		$14.83		$14.95		$13.79		$14.93		$12.51
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.02)		0.01		0.02		(0.03)		(0.00	) (2)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.15		1.11		1.57		1.14		(1.11)		2.43
Total from investment operations	1.14		1.09		1.58		1.16		(1.14)		2.43
Less distributions from:
Net investment income	—		—		(0.01)		—		—		(0.01)
Net realized gains	(1.56)		(0.92)		(1.69)		—		—		—
Return of capital	—		—		—		—		—		(0.00	) (2)
Total distributions	(1.56)		(0.92)		(1.70)		—		—		(0.01)
Net asset value, end of year/period	$14.58		$15.00		$14.83		$14.95		$13.79		$14.93
Total return (3)	7.54	% (7)	7.43	% (4)	11.24	% (4)	8.41	% (4)	(7.64	)% (4)	19.44%
Net assets, at end of year/period (000s)	$131,266		$127,212		$106,982		$100,212		$124,935		$145,133
Ratio of expenses to average net assets (5)	1.45	% (8)	1.45%		1.46%		1.45%		1.43%		1.42%
Ratio of net investment income (loss) to average net assets (5,6)	(0.18	)% (8)	(0.11)%		0.05%		0.14%		(0.17)%		0.00	% (2)
Portfolio Turnover Rate	9	% (7)	12%		12%		22%		3%		11%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	December 31, 2025		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year/period	$14.09		$14.08		$14.37		$13.35	$14.57	$12.29
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.13)		(0.10)		(0.08)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.08		1.06		1.50		1.10	(1.08)	2.38
Total from investment operations	1.01		0.93		1.40		1.02	(1.22)	2.28
Less distributions from:
Net realized gains	(1.56)		(0.92)		(1.69)		—	—	—
Total distributions	(1.56)		(0.92)		(1.69)		—	—	—
Net asset value, end of year/period	$13.54		$14.09		$14.08		$14.37	$13.35	$14.57
Total return (2)	7.11	% (6)	6.66	% (3)	10.41	% (3)	7.64%	(8.37)%	18.55%
Net assets, at end of year/period (000s)	$45,391		$53,451		$85,830		$104,519	$110,351	$130,659
Ratio of expenses to average net assets (4)	2.20	% (7)	2.20%		2.21%		2.20%	2.18%	2.17%
Ratio of net investment loss to average net assets (4,5)	(0.98	)% (7)	(0.90)%		(0.72)%		(0.57)%	(0.93)%	(0.75)%
Portfolio Turnover Rate	9	% (6)	12%		12%		22%	3%	11%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year/period	$15.16		$14.95	$15.06	$13.86	$14.99	$12.56
Activity from investment operations:
Net investment income (1)	0.00	(2)	0.02	0.04	0.05	0.00 (2)	0.03
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.17		1.12	1.59	1.15	(1.13)	2.45
Total from investment operations	1.17		1.14	1.63	1.20	(1.13)	2.48
Less distributions from:
Net investment income	—		(0.01)	(0.05)	—	—	(0.05)
Net realized gains	(1.56)		(0.92)	(1.69)	—	—	—
Return of capital	—		—	—	—	—	(0.00	) (2)
Total distributions	(1.56)		(0.93)	(1.74)	—	—	(0.05)
Net asset value, end of year/period	$14.77		$15.16	$14.95	$15.06	$13.86	$14.99
Total return (3)	7.66	% (6)	7.74%	11.53%	8.66%	(7.54)%	19.75%
Net assets, at end of year/period (000s)	$455,261		$462,374	$520,088	$603,038	$737,073	$857,376
Ratio of expenses to average net assets (4)	1.20	% (7)	1.20%	1.21%	1.20%	1.18%	1.17%
Ratio of net investment income to average net assets (4,5)	0.06	% (7)	0.12%	0.29%	0.35%	0.02%	0.24%
Portfolio Turnover Rate	9	% (6)	12%	12%	22%	3%	11%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	For the
	Six Months Ended		For the	For the	For the		For the		For the
	December 31, 2025		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year/period	$14.22		$13.31	$14.78	$13.40		$14.97		$11.86
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		(0.03)	(0.02)	0.01		(0.06)		(0.05)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.44		1.23	2.08	1.37		(1.51)		3.23
Total from investment operations	1.41		1.20	2.06	1.38		(1.57)		3.18
Less distributions from:
Net realized gains	—		(0.29)	(3.53)	—		—		(0.07)
Return of capital	—		—	—	—		—		(0.00	) (2)
Total distributions	—		(0.29)	(3.53)	—		—		(0.07)
Net asset value, end of year/period	$15.63		$14.22	$13.31	$14.78		$13.40		$14.97
Total return (3)	9.92	% (7)	9.03%	16.29%	10.30%		(10.49)%		26.90%
Net assets, at end of year/period (000s)	$2,089		$1,919	$1,659	$2,003		$1,823		$3,263
Ratio of gross expenses to average net assets before waiver/recapture (4)	1.73	% (8)	1.81%	1.85%	1.57%		1.57%		1.63%
Ratio of net expenses to average net assets after waiver/recapture (4)	1.65	% (8)	1.65%	1.65%	1.65	% (5)	1.65	% (5)	1.65	% (5)
Ratio of net investment loss to average net assets (4,6)	(0.34	)% (8)	(0.24)%	(0.16)%	(0.09)%		(0.52)%		(0.38)%
Portfolio Turnover Rate	11	% (7)	54%	16%	21%		3%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	For the
	Six Months Ended		For the	For the	For the		For the		For the
	December 31, 2025		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	(Unaudited)		June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year/period	$13.55		$12.79	$14.43	$13.19		$14.83		$11.84
Activity from investment operations:
Net investment loss (1)	(0.08)		(0.13)	(0.12)	(0.09)		(0.16)		(0.12)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.36		1.18	2.01	1.33		(1.48)		3.18
Total from investment operations	1.28		1.05	1.89	1.24		(1.64)		3.06
Less distributions from:
Net realized gains	—		(0.29)	(3.53)	—		—		(0.07)
Total distributions	—		(0.29)	(3.53)	—		—		(0.07)
Net asset value, end of year/period	$14.83		$13.55	$12.79	$14.43		$13.19		$14.83
Total return (2)	9.45	% (6)	8.21%	15.41%	9.40%		(11.06)%		25.93%
Net assets, at end of year/period (000s)	$1,353		$1,377	$1,457	$1,768		$1,798		$1,092
Ratio of gross expenses to average net assets before waiver/recapture (3)	2.48	% (7)	2.56%	2.60%	2.32%		2.32%		2.38%
Ratio of net expenses to average net assets after waiver/recapture (3)	2.40	% (7)	2.40%	2.40%	2.40	% (4)	2.40	% (4)	2.40	% (4)
Ratio of net investment loss to average net assets (3,5)	(1.11	)% (7)	(1.01)%	(0.92)%	(0.84)%		(1.17)%		(0.85)%
Portfolio Turnover Rate	11	% (6)	54%	16%	21%		3%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	For the
	Six Months Ended		For the		For the		For the		For the		For the
	December 31, 2025		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year/period	$14.45		$13.49		$14.91		$13.47		$15.02		$11.88
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		0.02		(0.03)		0.03		(0.02)		(0.01)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.46		1.23		2.14		1.41		(1.53)		3.23
Total from investment operations	1.45		1.25		2.11		1.44		(1.55)		3.22
Less distributions from:
Net investment income	—		—		—		—		—		(0.01)
Net realized gains	—		(0.29)		(3.53)		—		—		(0.07)
Return of capital	—		—		—		—		—		(0.00	) (2)
Total distributions	—		(0.29)		(3.53)		—		—		(0.08)
Net asset value, end of year/period	$15.90		$14.45		$13.49		$14.91		$13.47		$15.02
Total return (3)	10.03	% (8)	9.28	% (4)	16.51	% (4)	10.69	% (4)	(10.32	)% (4)	27.23%
Net assets, at end of year/period (000s)	$48,125		$44,395		$31,121		$83,858		$100,218		$80,421
Ratio of gross expenses to average net assets before waiver/recapture (5)	1.48	% (9)	1.56%		1.60%		1.32%		1.32%		1.38%
Ratio of net expenses to average net assets after waiver/recapture (5)	1.40	% (9)	1.40%		1.40%		1.40	% (6)	1.40	% (6)	1.4	0% (6)
Ratio of net investment income (loss) to average net assets (5,7)	(0.09	)% (9)	0.10%		(0.22)%		0.16%		(0.23)%		(0.08)%
Portfolio Turnover Rate	11	% (8)	54%		16%		21%		3%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

1.	ORGANIZATION

The Swan Defined Risk Fund and Swan Defined Risk Growth Fund (each a “Fund” and together, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are “funds of funds” in that they will generally invest in other investment companies.

The investment objectives of each Fund is to seek long term capital appreciation.

Each Fund offers Class A, Class C, and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, and Class C shares on October 18, 2012. The Swan Defined Risk Growth Fund commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility, and exchange rates.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$563,441,267	$—	$—	$563,441,267
Purchased Put Options	—	63,420,750	—	63,420,750
Short-Term Investments	3,581,382	—	—	3,581,382
Total	$567,022,649	$63,420,750	$—	$630,443,399
Liabilities *
Put Options Written	$—	$5,893,177	$—	$5,893,177
Total	$—	$5,893,177	$—	$5,893,177

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$45,890,980	$—	$—	$45,890,980
Purchased Call Options	—	1,833,003	—	1,833,003
Purchased Put Options	—	4,327,875	—	4,327,875
Short-Term Investments	1,148,707	—	—	1,148,707
Total	$47,039,687	$6,160,878	$—	$53,200,565
Liabilities *
Call Options Written	$—	$576,526	$—	$576,526
Put Options Written	—	461,146	—	461,146
Total	$—	$1,037,672	$—	$1,037,672

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Option Risk – Purchased put options may expire worthless and may have imperfect correlation to the value of the Funds’ sector ETFs. Written call and put options may limit the Funds’ participation in equity market gains and may amplify losses in market declines. The Funds’ losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Funds to potentially unlimited losses.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2022 - 2025 for both Funds or expected to be taken by both Funds in their 2026 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash Held at Broker – Cash held at broker includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

financial institution in an amount that is in excess of federally insured limits. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; tariffs and trade wars; financial, political or social disruptions; natural, environmental or man-made disasters; climate change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Leveraging Risk – The use of leverage, such as that embedded in options, could magnify the Funds’ gains or losses. Written option positions expose the Funds to potential losses many times the option premium received.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Growth Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the six months ended December 31, 2025, the advisory fees incurred by each of the Funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$3,248,395
Swan Defined Risk Growth Fund	256,449

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least November 1, 2026 to the extent necessary so that the total expenses incurred by the applicable Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor))) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares, respectively, of the applicable Fund.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

During the six months ended December 31, 2025, the Advisor waived/reimbursed fees and expenses pursuant to the Waiver Agreement as follows:

Advisory
Fund	Fees Waived
Swan Defined Risk Fund	$—
Swan Defined Risk Growth Fund	19,552

During the six months ended December 31, 2025, the Advisor did not recapture any previously waived fees. As of December 31, 2025, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2026	June 30, 2027	June 30, 2028	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Growth Fund	—	86,743	63,618	150,361

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the six months ended December 31, 2025, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$165,278	$251,211
Swan Defined Risk Growth Fund	2,549	6,761

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended December 31, 2025, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$15,484	$1,906
Swan Defined Risk Growth Fund	248	23

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. government securities and short-term investments, for the six months ended December 31, 2025 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$—	$105,961,333
Swan Defined Risk Growth Fund	637,105	3,361,566

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of December 31, 2025.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$63,420,750
Index contracts/Equity price risk	Options Written, at value	(5,893,177)

Swan Defined Risk Growth Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$6,160,878
Index contracts/Equity price risk	Options Written, at value	(1,037,672)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the six months ended December 31, 2025.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(76,757,398)	$22,903,523

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$57,461,527	$(14,319,190)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Swan Defined Risk Growth Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(2,853,513)	$891,950

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$3,212,674	$(909,088)

The notional value of the derivative instruments outstanding as of December 31, 2025 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$257,412,109	$367,343,214	$(205,101)	$367,138,113
Swan Defined Risk Growth Fund	29,245,993	23,673,999	(757,099)	22,916,900

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2024, and June 30, 2025, was as follows:

For the year ended June 30, 2025:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$451,171	$40,989,869	$—	$41,441,040
Swan Defined Risk Growth Fund	—	735,129	—	735,129

For the year ended June 30, 2024:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$1,795,399	$82,250,305	$—	$84,045,704
Swan Defined Risk Growth Fund	—	8,237,972	—	8,237,972

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$—	$30,514,318	$—	$—	$(4,860,206)	361,318,219	$386,972,331
Swan Defined Risk Growth Fund	—	92	(1,627,945)	—	(283,732)	18,765,035	16,853,450

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, as well as the mark-to-market on open 1256 option contracts. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Growth Fund	1,627,945

During the fiscal year ended June 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassification for the year ended June 30, 2025, as follows:

	Paid
	In	Distributable/Accumulated
Portfolio	Capital	Earnings (Losses)
Swan Defined Risk Fund	$8,580,143	$(8,580,143)
Swan Defined Risk Growth Fund	(11,267)	11,267

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Pershing LLC	Swan Defined Risk Growth Fund	59.21%

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The performance of each Fund will be directly affected by the performance of its investment in the underlying fund. The financial statements of the underlying funds, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of December 31, 2025, the percentage of each Fund’s net assets invested in an underlying fund was as follows:

Fund	Underlying Investment	% of Net Assets
Swan Defined Risk Fund	iShares Core S&P 500 ETF	60.7%
Swan Defined Risk Growth Fund	iShares Core S&P 500 ETF	89.0%

10.	ACCOUNTING PRONOUNCEMENT

The Funds have adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

SWAN FUNDS
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 3/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 3/4/2026

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 3/4/2026